Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets	The following table presents the Group’s intangible assets as of the respective balance sheet dates:
	Purchased software	Internal -use software	Total	Total
	RMB	RMB	RMB	US$
Net balance as of December 31, 2021	358	250	608	88
Additions	31	-	31	3
Amortization expense	(103)	(250)	(353)	(50)
Net balance as of December 31, 2022	286	-	286	41

Schedule of Estimated Amortization Expenses for the Intangible Assets	The annual estimated amortization expenses for the intangible assets for each of the next five years are as follows:
	RMB	US$
2023	85	11
2024	70	10
2025	70	10
2026	61	10
	286	41